Filed pursuant to Rule 497(e)

File No. 333-221829

PIMCO Flexible Municipal Income Fund (the “Fund”)

Supplement dated June 28, 2019 to the

Prospectus dated May 2, 2019 (as supplemented June 19, 2019)

(the “Prospectus”)

Effective immediately, PIMCO has contractually agreed to an extension of its contractual waiver of 100% of the management fees it is entitled to receive from the Fund. Prior to this extension, the contractual waiver would have expired on September 14, 2019 but now will continue through December 31, 2019. Accordingly, effective immediately, the disclosure under the “Fee Waiver Agreement” sub-section of the “Prospectus Summary” section and the “Management of the Fund” section of the Prospectus is hereby deleted and replaced with the following:

Prospectus Summary – Fee Waiver Agreement

Pursuant to a Management Fee Waiver Agreement between the Fund and PIMCO, PIMCO has contractually agreed, through December 31, 2019, to waive 100% of the management fees it is entitled to receive from the Fund pursuant to the Investment Management Agreement between PIMCO and the Fund. The Management Fee Waiver Agreement will continue through December 31, 2019, at which time it will terminate unless otherwise agreed to in writing by the parties. See “Management of the Fund – Fee Waiver Agreement.”

Management of the Fund – Fee Waiver Agreement

Pursuant to a Management Fee Waiver Agreement between the Fund and PIMCO, PIMCO has contractually agreed, through December 31, 2019, to waive 100% of the management fees it is entitled to receive from the Fund pursuant to the Investment Management Agreement.

PIMCO’s waiver of management fees under the Management Fee Waiver Agreement are applied first and independently of PIMCO’s obligations under the Expense Limitation Agreement (such that amounts waived pursuant to the Management Fee Waiver Agreement shall not be applied to reduce any waiver or reimbursement obligations PIMCO has under the Expense Limitation Agreement). PIMCO may not seek reimbursement from the Fund with respect to the Management Fees waived pursuant to the Management Fee Waiver Agreement.

The Management Fee Waiver Agreement will continue through December 31, 2019, at which time it will terminate unless otherwise agreed to in writing by the parties. In addition, the Management Fee Waiver Agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon notice to PIMCO at its principal place of business.

Investors Should Retain This Supplement for Future Reference

PIF_SUPP1_062819

PIMCO Flexible Municipal Income Fund (the “Fund”)

Supplement dated June 28, 2019 to the

Statement of Additional Information dated May 2, 2019 (as supplemented June 19, 2019)

(the “SAI”)

Effective immediately, PIMCO has contractually agreed to an extension of its contractual waiver of 100% of the management fees it is entitled to receive from the Fund. Prior to this extension, the contractual waiver would have expired on September 14, 2019 but now will continue through December 31, 2019. Accordingly, effective immediately, the disclosure under the “Fee Waiver Agreement” sub-section of the “Management of the Fund” section of the SAI is deleted and replaced with the following:

Pursuant to a Management Fee Waiver Agreement between the Fund and PIMCO, PIMCO has also contractually agreed, through December 31, 2019 to waive 100% of the management fees it is entitled to receive from the Fund pursuant to the Investment Management Agreement.

PIMCO’s waiver of management fees under the Management Fee Waiver Agreement are applied first and independently of PIMCO’s obligations under the Expense Limitation Agreement (such that amounts waived pursuant to the Management Fee Waiver Agreement shall not be applied to reduce any waiver or reimbursement obligations PIMCO has under the Expense Limitation Agreement). PIMCO may not seek reimbursement from the Fund with respect to the Management Fees waived pursuant to the Management Fee Waiver Agreement.

The Management Fee Waiver Agreement will continue through December 31, 2019, at which time it will terminate unless otherwise agreed to in writing by the parties. In addition, the Management Fee Waiver Agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon notice to PIMCO at its principal place of business.

Investors Should Retain This Supplement for Future Reference

PIF_SUPP2_062819